Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Discontinued Operations [Abstract]
Revenue		$ 13,037
Operating Expenses:
General and administration expenses		57,621
Research and development		123,932
Total operating expenses		181,553
Loss from discontinued operations		(168,516)
Gain on sale of subsidiary		203,319
Income from discontinued operation, net of tax		$ 34,803